10-Q Commitment and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
a)Concentrations of Credit Risk
The creditworthiness of a counterparty is evaluated by the Company, taking into account credit ratings assigned by independent agencies. The credit approval process involves an assessment of factors, including, among others, the counterparty, country, and industry credit exposure limits. Collateral may be required, at the discretion of the Company, on certain transactions based on the creditworthiness of the counterparty. The areas where significant concentrations of credit risk may exist include cash and cash equivalents, restricted cash and investments, premium balances receivable, and reinsurance recoverable.
Cash and Cash Equivalents, Restricted Cash and Investments
The Company maintains its cash and cash equivalents and restricted cash with high credit quality financial institutions. Cash deposits are in excess of FDIC insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash, cash equivalents and restricted cash.
The Company’s available for sale investment portfolio is managed in accordance with guidelines that have been tailored to meet specific investment strategies, including standards of diversification, which limit the allowable holdings of any single issue. There were no investments, other than short-term investments and investments in U.S. government and government agency securities, in excess of 10.0% of the Company’s mezzanine equity and stockholders’ equity at June 30, 2024 and December 31, 2023.
Premium Balances Receivable
The Company underwrites a significant amount of its business through brokers and a credit risk exists should any of these brokers be unable to fulfill their contractual obligations relating to the payments of premium balances owed to the Company.
The following table summarizes the brokers that make up more than 10.0% of the Company’s gross written premium for the six months ended June 30, 2024 and 2023:

Brokers	2024	2023
Ryan Specialty Group Holdings, Inc.	26.0%	28.4%
AmWINS Group, Inc.	24.5%	12.2%
Marsh & McLennan Companies	11.5%	13.8%
CRC Insurance Services, Inc.	9.4%	11.2%
For the six months ended June 30, 2024 and 2023, the Company recorded an allowance for uncollectible premiums of nil in both periods.
Reinsurance Recoverable
The Company is exposed to the credit risk associated with reinsurance recoverable to the extent that any of its reinsurers fail to meet their obligations under reinsurance contracts. The Company evaluates the financial condition of its reinsurers on a regular basis and monitors concentrations of credit risk with reinsurers. The Company assesses reinsurers based on the assigned credit and financial strength ratings from internationally recognized rating agencies.
At June 30, 2024 and December 31, 2023, 100% of the Company’s reinsurers are rated “A” (Excellent) or better by A.M. Best. At June 30, 2024, the three largest balances by reinsurer accounted for 29.7%, 24.0%, and 22.7% of the Company’s reinsurance recoverable balance and at December 31, 2023, the three largest balances by reinsurer accounted for 29.8%, 24.5%, and 24.4% of the Company’s reinsurance recoverable balance. Refer to Note 5 for further information.
b)Purchase Obligations
The Company has entered into software service agreements that have purchase obligations depending on the amount of premiums written. The fixed and determinable portion of such purchase obligations were approximately $0.5 million due in 2024 and $1.8 million due for the years 2025 - 2028 at June 30, 2024. The obligations will increase depending on the amount of premium written by the Company over the respective years.
c)Litigation
In the ordinary course of business, the Company is subject to disputes, litigation and arbitration arising from its insurance and reinsurance operations. These matters are generally related to insurance and reinsurance claims and are considered in the establishment of reserves for losses and loss adjustment expenses. In addition, the Company may also become involved in legal actions which seek extra-contractual damages, punitive damages or penalties, including claims alleging bad faith in handling of insurance claims. The Company expects its ultimate liability with respect to such matters will not be material to its financial condition. However, adverse outcomes on such matters are possible, from time to time, and could be material to the Company’s results of operations in any particular financial reporting period.
d)Other
The Company has incurred certain employment taxes, penalties and interests related to the employment taxes for an employee domiciled in the United Kingdom since 2021. The Company accrued approximately $1.5 million and $1.5 million as of June 30, 2024 and December 31, 2023, respectively, which represents its best estimate of taxes, interest, and penalties owed and for which it expects to settle in 2024.
Commitments and Contingencies
a)Concentrations of Credit Risk
The creditworthiness of a counterparty is evaluated by the Company, taking into account credit ratings assigned by independent agencies. The credit approval process involves an assessment of factors, including, among others, the counterparty, country, and industry credit exposure limits. Collateral may be required, at the discretion of the Company, on certain transactions based on the creditworthiness of the counterparty. The areas where significant concentrations of credit risk may exist include cash and cash equivalents, restricted cash and investments, premium balances receivable, and reinsurance recoverable for paid and unpaid losses and loss adjustment expenses.
Cash and Cash Equivalents, Restricted Cash and Investments
The Company maintains its cash and cash equivalents and restricted cash with high credit quality financial institutions. Cash deposits are in excess of FDIC insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash, cash equivalents and restricted cash.
The Company’s available for sale investment portfolio is managed in accordance with guidelines that have been tailored to meet specific investment strategies, including standards of diversification, which limit the allowable holdings of any single issue. There were no investments, other than investments in U.S. government and government agency securities, in excess of 10.0% of the Company’s stockholders’ equity at December 31, 2023.There were no investments, other than short-term investments and investments in U.S. government and government agency securities, in excess of 10.0% of the Company’s stockholders’ equity at December 31 2022.
Premium Balances Receivable
The Company underwrites a significant amount of its business through brokers and a credit risk exists should any of these brokers be unable to fulfill their contractual obligations relating to the payments of premium balances owed to the Company.
The following table summarizes the brokers that make up more than 10.0% of the Company’s gross written premium for the years ended December 31, 2023, and 2022:

Brokers	2023	2022
Ryan Specialty Group Holdings, Inc.	26.3%	27.9%
AmWINS Group, Inc.	15.3%	12.5%
Marsh & McLennan Companies	14.6%	15.5%
CRC Insurance Services, Inc.	9.7%	11.3%
For the years ended December 31, 2023, and 2022, the Company recorded an allowance for uncollectible premiums of $nil and $nil, respectively.
Reinsurance Recoverable
The Company is exposed to the credit risk associated with reinsurance recoverable to the extent that any of its reinsurers fail to meet their obligations under reinsurance contracts. The Company evaluates the financial condition of its reinsurers on a regular basis and monitors concentrations of credit risk with reinsurers. The Company assesses reinsurers based on the assigned credit and financial strength ratings from internationally recognized rating agencies.
At December 31, 2023 and 2022, 100.0% of the Company’s reinsurers are rated “A” (Excellent) or better by A.M. Best. At December 31, 2023, the three largest balances by reinsurer accounted for 29.8%, 24.5%, and 24.4% of the Company’s reinsurance recoverable balance and at December 31, 2022, the three largest balances by reinsurer accounted for 30.0%, 28.0% and 25.0% of the Company’s reinsurance recoverable balance. Refer to Note 7 Premiums and Reinsurance Related Information for further information.
b)Purchase Obligations
The Company has entered into certain agreements within which the Company is committed to purchase services, primarily related to software service contracts. The fixed and determinable portion of such purchase obligations were approximately $1.3 million at December 31, 2023, which comes due in 2024. The obligations will increase depending on the amount of premium written by the Company over the respective years.
c)Litigation
In the ordinary course of business, the Company is subject to disputes, litigation and arbitration arising from its insurance and reinsurance operations. These matters are generally related to insurance and reinsurance claims and are considered in the establishment of reserves for losses and loss adjustment expenses. In addition, the Company may also become involved in legal actions which seek extra-contractual damages, punitive damages or penalties, including claims alleging bad faith in handling of insurance claims. The Company expects its ultimate liability with respect to such matters will not be material to its financial condition. However, adverse outcomes on such matters are possible, from time to time, and could be material to the Company’s results of operations in any particular financial reporting period.
d)Other
The Company owes certain employment taxes, penalties and interests related to the 2021, 2022, and 2023 employment taxes for an employee domiciled in the United Kingdom. The Company accrued approximately $1.5 million and $0.8 million as of December 31, 2023 and 2022 which represents its best estimate of taxes, interest, and penalties owed and for which it expects to settle in 2024.